Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Opening balance	kr 2,492	kr 2,398
Balances regarding acquired business	(16)	90
Increase in allowance	268	40
Write-offs	(35)	(70)
Translation difference	(124)	34
Closing balance	kr 2,585	kr 2,492